Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)		Ordinary shares		Subscription receivable	Additional paid-in capital	(Accumulated deficit) retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2022		$ 10,000	[1]	$ (10,000)	$ 1,282	$ (792,888)	$ 1,954	$ (789,652)
Balance (in Shares) at Dec. 31, 2022	[1]	20,000,000
Net income (loss)						196,727		196,727
Foreign currency translation adjustment							1,413	1,413
Balance at Dec. 31, 2023		$ 10,000	[1]	(10,000)	1,282	(596,161)	3,367	(591,512)
Balance (in Shares) at Dec. 31, 2023	[1]	20,000,000
Issuance of ordinary shares		$ 1,100	[1]		1,998,900			2,000,000
Issuance of ordinary shares (in Shares)	[1]	2,200,000
Settlement of subscription receivable				10,000				10,000
Net income (loss)						(42,219)		(42,219)
Foreign currency translation adjustment							(2,990)	(2,990)
Balance at Dec. 31, 2024		$ 11,100	[1]		2,000,182	(638,380)	377	$ 1,373,279
Balance (in Shares) at Dec. 31, 2024		22,200,000	[1]					22,200,000	[2]
Issuance of ordinary shares pursuant to initial public offering (“IPO”), net of offering cost		$ 1,332	[1]		8,142,462			$ 8,143,794
Issuance of ordinary shares pursuant to initial public offering (“IPO”), net of offering cost (in Shares)	[1]	2,664,000
Net income (loss)						12,293,649		12,293,649
Foreign currency translation adjustment							(10,460)	(10,460)
Balance at Dec. 31, 2025		$ 12,432	[1]		$ 10,142,644	$ 11,655,269	$ (10,083)	$ 21,800,262
Balance (in Shares) at Dec. 31, 2025		24,864,000	[1]					24,864,000	[2]

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.
[2]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.